485BPOS

As filed with the Securities and Exchange Commission on December 1, 2009

1933 Act Registration Number: 033-36324

1940 Act Registration Number: 811-06153

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 59	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 61

(Check appropriate box or boxes.)

Integrity Managed Portfolios

(Exact name of Registrant as Specified in Charter)

1 North Main Street, Minot, North Dakota	58703
(Address of principal offices)	(Zip code)

Registrant's Telephone Number, Including Area Code 701-852-5292

Shannon D. Radke, 1 North Main Street, Minot, ND 58703

(Name and Address of Agent for Service)

With Copies to:

Mark J. Kneedy, Chapman and Cutler LLP, 111 West Monroe Street, Chicago, IL 60603-4080

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)

on (date), pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date), pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

CONTENTS OF
POST-EFFECTIVE AMENDMENT NO. 59

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part C—Other Information

Signatures

List of Exhibits

Exhibits

Integrity Managed Portfolios is a multi-series investment company that consists of the following six series (the "Funds"): Kansas Municipal Fund; Kansas Insured Intermediate Fund; Maine Municipal Fund; Nebraska Municipal Fund; New Hampshire Municipal Fund; and Oklahoma Municipal Fund. The sole purpose of this Amendment to the Registration Statement is to file the investment advisory agreements for each of the Funds and the consent of Brady, Martz & Associates (independent auditors) (see Exhibits).

INTEGRITY MANAGED PORTFOLIOS

PART C
OTHER INFORMATION

ITEM 23: EXHIBITS

(a)	Agreement and Declaration of Trust dated August 10, 1990(1)

(b)	By-laws of Registrant(2)

(c)	Specimen Certificate for the Kansas Municipal Fund(1)

(d)	(1)	Investment Advisory Agreement between Registrant and Viking Fund Management, LLC ("Viking Management") on behalf of the Kansas Municipal Fund(10)

	(2)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Kansas Insured Intermediate Fund(10)

	(3)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Nebraska Municipal Fund(10)

	(4)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Oklahoma Municipal Fund(10)

	(5)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Maine Municipal Fund(10)

	(6)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the New Hampshire Municipal Fund(10)

(e)	(1)	(i) Distribution and Services Agreement between Registrant and Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") on behalf of the Kansas Municipal Fund(2)

(ii) Distribution and Services Agreement between Registrant and Integrity Funds Distributor on behalf of the Kansas Insured Intermediate Fund(2)

(iii) Distribution and Services Agreement between Registrant and Integrity Funds Distributor on behalf of the Nebraska Municipal Fund(2)

(iv) Distribution and Services Agreement between Registrant and Integrity Funds Distributor on behalf of the Oklahoma Municipal Fund(2)

(v) Distribution and Services Agreement between Registrant and Integrity Funds Distributor on behalf of the Maine Municipal Fund(2)

(vi) Distribution and Services Agreement between Registrant and Integrity Funds Distributor on behalf of the New Hampshire Municipal Fund(2)

	(2)	Dealer Agreement(3)

(f)	Not Applicable

(g)	Custody Agreement with Wells Fargo Bank, N.A. on behalf of all Series(4)

(h)	(1)	Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc. ("Integrity Fund Services") on behalf of all Series(2)

	(2)	Accounting Services Agreement between Registrant and Integrity Fund Services on behalf of all Series(2)

	(3)	Administration Services Agreement between Registrant and Integrity Fund Services on behalf of all Series(2)

	(4)	Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Viking Management on behalf of all Series(2)

(i)	(1)	Opinion and Consent of Chapman and Cutler for the Kansas Municipal Fund dated November 14, 1990(1)

	(2)	Opinion and Consent of Chapman and Cutler for the Kansas Insured Intermediate Fund dated November 12, 1992(1)

	(3)	Opinion and Consent of Chapman and Cutler for the Nebraska Municipal Fund dated November 16, 1993(1)

	(4)	Opinion and Consent of Chapman and Cutler for the Oklahoma Municipal Fund dated September 25, 1996(5)

(5)

Opinion and Consent of Chapman and Cutler for the Kansas Municipal Fund, the Kansas Insured Intermediate Fund, the Nebraska Municipal Fund, and the Oklahoma Municipal Fund (the "Original Series") dated November 29, 1999(1)

	(6)	Opinion and Consent of Peter A. Quist for the Original Series dated November 29, 2000(6)

	(7)	Opinion and Consent of Gordon Dihle for the Original Series dated November 26, 2001(4)

	(8)	Opinion and Consent of Gordon Dihle for the Original Series dated November 27, 2002(7)

	(9)	Opinion and Consent of Chapman and Cutler LLP dated September 29, 2003(3)

	(10)	Opinion and Consent of Chapman and Cutler LLP dated December 22, 2003(3)

	(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP(8)

	(12)	Opinion and Consent of Chapman and Cutler LLP(9)

	(13)	Consent of Chapman and Cutler LLP(2)

(j)	(1)	Consent of Independent Auditors—Cohen Fund Audit Services, Ltd.(2)

	(2)	Consent of Independent Auditors—Brady, Martz & Associates(10)

(k)	Not applicable

(l)	Subscription agreement with Ranson Managed Portfolios(1)

(m)	(1)	Shareholder Services Plan for the Kansas Municipal Fund(2)

	(2)	Shareholder Services Plan for the Nebraska Municipal Fund(2)

	(3)	Shareholder Services Plan for the Oklahoma Municipal Fund(2)

	(4)	Shareholder Services Plan for the Maine Municipal Fund(2)

	(5)	Shareholder Services Plan for the New Hampshire Municipal Fund(2)

(n)	Not applicable

(o)	Reserved

(p)	Code of Ethics(2)

(z)	Power of Attorney Authorization(2)

(1)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 43 filed on November 30, 1999.

(2)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 58 filed on November 30, 2009.

(3)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 50 filed on December 22, 2003.

(4)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 45 filed on November 26, 2001.

(5)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 25 filed on September 25, 1996.

(6)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 44 filed on November 29, 2000.

(7)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 47 filed on November 27, 2002.

(8)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 51 filed on November 24, 2004.

(9)	Previously filed with and incorporated by reference to Post-Effective Amendment Number 54 filed on November 30, 2006.

(10)	Filed herewith.

ITEM 24: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

To the best of Registrant's knowledge, as of December 1, 2009, no person is either directly or indirectly controlled by or under common control with Registrant.

ITEM 25: INDEMNIFICATION

The following is a summary of the rights of indemnification set forth in the Agreement and Declaration of Trust of Registrant (see Exhibit (a)). Article VIII of the Agreement and Declaration of Trust of Registrant provides generally that any person who is or has been a Trustee or officer of Registrant (including persons who serve at the request of Registrant as directors, trustees or officers of another organization and including persons who served as officers and trustees of the Registrant) shall be indemnified by Registrant to the fullest extent permitted by law against liabilities and expenses reasonably incurred by such person in connection with any claim, suit, or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been such a Trustee, director, or officer and against amounts incurred in settlement thereof. It is further provided in such Agreement and Declaration of Trust that no indemnification shall be provided in the event that it is determined that such person was engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or that such person did not act in good faith in the reasonable belief that his action was in the best interests of Registrant. In the event of a settlement or other disposition not involving a final determination of the foregoing matters by a court or other body, no indemnification shall be provided unless a determination is made by a vote of a majority of the Disinterested Trustees acting on the matter or a written opinion of independent legal counsel. The right to indemnification as so provided may be insured against by policies maintained by the Registrant and shall continue as to any person who has ceased to be a Trustee or officer of Registrant.

Expenses of preparation and presentation of a defense by a person claiming indemnification may be advanced by Registrant provided generally that such person undertakes to repay any such advances if it is ultimately determined that he is not entitled to indemnification and provided that either such undertaking is secured by appropriate security or a majority of the Disinterested Trustees acting on the matter or independent legal counsel in a written opinion determines that there is reason to believe that such person ultimately will be found entitled to indemnification.

The Agreement and Declaration of Trust provides further that in the event that any shareholder or former shareholder shall be found to be personally liable solely by reason of his being a shareholder and not because of acts or omissions of such person, such shareholder shall be entitled, out of assets of the Registrant, to be indemnified against all loss and expense arising from such liability (provided there is no liability to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any of Registrant's assets).

The Agreement and Declaration of Trust (Article IV, Section 2(o)) provides specifically that the Trustees have the power to purchase and pay for insurance out of assets of Registrant as they deem necessary or appropriate for the conduct of its business including policies insuring shareholders, Trustees, officers, employees, agents, investment managers, principal underwriters, or independent contractors of the Registrant against claims or liabilities arising by reason of such persons holding or having held any such office or position with Registrant or by reason of any action alleged to have been taken or omitted by any such person in such office or position including any action taken or omitted that may be determined to constitute negligence whether or not the Registrant would have the power to indemnify such person against such liability.

The provisions with respect to indemnification in the Agreement and Declaration of Trust of Registrant do not affect any rights of indemnification that persons other than those specifically covered may have whether under contract or otherwise under law.

In addition to the foregoing, the distribution and services agreements with the Funds' Distributor provide that the respective fund will indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person acquiring any shares, based upon the ground that the registration statement, prospectus, shareholder or other information filed or made public by the respective fund (as from time to time amended), included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the applicable fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the fund by or on behalf of the Distributor. In no case (i) is the indemnity of the fund in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties under the applicable distribution and services agreement, or (ii) is the fund to be liable under its indemnity agreement contained in Section 8 of the distribution and services agreement with respect to any claim made against the Distributor or any person (or after the Distributor or the person shall have received notice or service on any designated agent). However, failure to notify the respective fund of any claim shall not relieve the fund from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in Section 8 of the respective distribution and services agreement. The applicable fund shall be entitled to participate at its own expense in the defense, or if it so elects, to assume the defense of any suit brought to enforce any claims, but if the fund elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Distributor or persons or defendant or defendants in the suit. In the event, the applicable fund elects to assume the defense of any suit and retain counsel, the Distributor, officers or Trustees or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the respective fund does not elect to assume the defense of any suit, it will reimburse the Distributor, officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The applicable fund agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the shares of the respective fund.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the provisions of Registrant's Agreement and Declaration of Trust, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business of Viking Fund Management, LLC, is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this Item 26 with respect to each director, officer or partner of the Registrant's adviser, Viking Fund Management, LLC, is incorporated by reference to Form ADV filed by Viking Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56605).

ITEM 27: PRINCIPAL UNDERWRITERS

(a)	Integrity Funds Distributor, Inc. acts as principal underwriter for the Funds as well as for Integrity Fund of Funds, Inc., The Integrity Funds and Viking Mutual Funds.

(b)	The information required by the following table is provided with respect to each director, officer, or partner of each principal underwriter named in the response to Item 20.

	NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
	Shannon D. Radke PO Box 500 Minot, North Dakota 58702	Director, President	President
	Toben Taft PO Box 500 Minot, North Dakota 58702	Director, Vice President	None
	Laura K. Anderson PO Box 500 Minot, North Dakota 58702	Director, Secretary	None
	James Johnson PO Box 500 Minot, North Dakota 58702	Director, Treasurer	None

(c)	Not applicable

ITEM 28: LOCATION OF ACCOUNTS AND RECORDS

Wells Fargo Bank, NA, Trust & Custody Solutions, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as Registrant's Custodian and will maintain all records related to that function. Integrity Fund Services, Inc. ("Integrity Fund Services"), serves as Registrant's transfer agent and maintains all records related to that function. Integrity Fund Services also serves as Registrant's accounting service agent and maintains all records related to that function. Viking Fund Management, LLC serves as Registrant's investment adviser and Integrity Funds Distributor, Inc., serves as Registrant's principal underwriter and maintain all records related to those functions, respectively. Registrant maintains all of its corporate records. The street address of each of the foregoing (other than the custodian) is 1 North Main Street, Minot, North Dakota 58703.

ITEM 29: MANAGEMENT SERVICES

Not applicable

ITEM 30: UNDERTAKINGS

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-effective Amendment Number 59 to Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot, State of North Dakota, on the 1st day of December, 2009.

INTEGRITY MANAGED PORTFOLIOS
By:	/s/Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 59 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 1, 2009:

Signature	Title

/s/Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board
Jerry M. Stai*	Trustee	)	By:	/s/Shannon D. Radke
Orlin W. Backes*	Trustee	)		Shannon D. Radke
R. James Maxson*	Trustee	)		Attorney-in-Fact

*

An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 33-36324 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 59 to the Registration Statement has been executed and has previously been filed with the Securities and Exchange Commission.

EXHIBIT LISTING

(d)	(1)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Kansas Municipal Fund

	(2)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Kansas Insured Intermediate Fund

	(3)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Nebraska Municipal Fund

	(4)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Oklahoma Municipal Fund

	(5)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the Maine Municipal Fund

	(6)	Investment Advisory Agreement between Registrant and Viking Management on behalf of the New Hampshire Municipal Fund

(j)	(2)	Consent of Independent Auditors—Brady, Martz & Associates